Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 91.94%
BANK LOANS — 82.69%*
Automotive — 0.30%
Oeconnection LLC,
Term Loan B
(LIBOR plus 4.00%)
4.15% 09/25/26
1,2
$ 738,706 $ 733,166
Panther BF Aggregator 2 LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.65% 04/30/26
1
242,411 242,057
975,223
Communications — 11.89%
A-L Parent LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 12/01/23
1
493,573 448,831
Altice Financing SA,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 01/31/26
1
970,000 951,691
Altice SA,
Term Loan B13, 1st Lien (France)
(LIBOR plus 4.00%)
4.24% 08/14/26
1,3
490,000 489,133
Beasley Mezzanine Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.25% 11/01/23
1
205,722 173,413
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/10/27
1
500,000 500,415
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.40% 03/15/27
1
2,231,241 2,211,159
Charter Communications Operating LLC,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/30/25
1
947,673 945,569
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.90% 02/01/27
1
395,280 393,675
Clear Channel Outdoor Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.71% 08/21/26
1
487,547 470,612
Colorado Buyer, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 05/01/25
1,4,5
138,000 110,338
CommScope , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.40% 04/06/26
1
1,977,475 1,968,616
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Connect Finco SARL, Inc.,
Term Loan B
(LIBOR plus 4.50%)
5.50% 12/11/26
1
$ 1,290,250 $ 1,297,740
Consolidated Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75% 10/02/27
1
748,125 752,928
Coralus Co-Borrower LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.40% 01/31/28
1
1,250,000 1,237,112
Cox Media Group,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
4.40% 12/17/26
1
1,039,500 1,042,915
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.41% 01/15/26
1
982,500 970,219
Term Loan B5
(LIBOR plus 2.50%)
2.66% 04/15/27
1
997,487 991,253
Dawn Acquisition LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.00% 12/31/25
1
487,544 450,013
EW Scripps Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 12/15/27
1
500,000 501,327
Frontier Communications Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75% 10/08/21
1
2,000,000 2,015,010
Global Tel*Link Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.40% 11/29/25
1
995,561 926,314
GTT Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
3.00% 05/30/25
1
1,543,517 1,218,869
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
1,3
107,778 110,257
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
1,3
500,000 509,555
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/01/27
1
2,337,328 2,303,729

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 10/04/24
1
$ 736,668 $ 727,979
MH Sub I LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 09/13/24
1
1,604,352 1,604,352
National Cinemedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00% 06/20/25
1
487,500 411,328
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
7.15% 10/19/26
1
440,000 381,480
New Insight Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.50% 12/20/24
1
485,000 479,180
Nexstar Broadcasting, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
2.40% 01/17/24
1
1,014,012 1,006,959
Radiate Holdco LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 09/25/26
1
2,471,095 2,478,422
Sinclair Television Group, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
2.40% 01/03/24
1
1,624,890 1,610,672
UPC Financing Partnership,
Term Loan B2, 1st Lien
(LIBOR plus 3.50%)
3.68% 01/31/29
1
1,125,000 1,130,203
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(LIBOR plus 2.50%)
2.66% 01/31/28
1
2,000,000 1,984,640
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.15% 03/09/27
1
2,004,276 1,996,580
Ziggo BV,
Term Loan I, 1st Lien
(LIBOR plus 2.50%)
2.66% 04/30/28
1
2,000,000 1,991,250
38,793,738
Consumer Discretionary — 5.86%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25% 12/13/23
1
1,455,000 1,449,544
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Term Loan B1, 1st Lien
(LIBOR plus 3.25%)
4.25% 12/13/23
1
$ 489,822 $ 487,985
Allied Universal Holdco LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.40% 07/10/26
1
742,500 740,454
Arterra Wines Canada, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.25% 11/24/27
1
700,000 704,596
Boing U.S. Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25% 10/03/24
1
970,069 966,028
CityCenter Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 04/18/24
1
2,177,358 2,152,416
Four Seasons Hotels, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.15% 11/30/23
1
960,000 955,968
KUEHG Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 02/21/25
1
335,311 319,677
Landry's,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.00% 10/06/23
1
53,605 61,110
Nielsen Finance LLC,
Term Loan B4, 1st Lien
(LIBOR plus 2.00%)
2.15% 10/04/23
1
1,200,219 1,198,214
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00% 01/29/25
1
975,113 952,198
Refresco ,
Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
3.47% 03/28/25
1
1,960,200 1,952,849
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 02/05/23
1
917,731 915,437
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25% 11/14/22
1
1,936,108 1,929,157
Weber-Stephen Products LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.00% 10/30/27
1
1,500,000 1,503,938

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 07/31/26
1
$ 1,431,024 $ 1,420,735
Wyndham Hotels & Resorts, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 05/30/25
1
488,750 486,245
Yum! Brands,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.91% 04/03/25
1
937,113 933,267
19,129,818
Consumer Products — 0.20%
Hoffmaster Group, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 11/21/23
1
468,977 415,044
Strategic Partners Acquisition Corp.,
Term Loan, 1st Lien
(PRIME plus 2.75%)
6.00% 06/30/23
1
248,721 248,100
663,144
Electric — 1.33%
Hamilton Projects Acquiror LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75% 06/17/27
1
746,250 749,671
Linden LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 10/01/27
1
1,728,641 1,723,723
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/31/25
1
1,504,890 1,501,753
1.90% 12/31/25
1
363,903 363,144
4,338,291
Energy — 1.59%
Calpine Corp.,
Term Loan B10, 1st Lien
(LIBOR plus 2.00%)
2.15% 08/12/26
1
191,316 189,076
Centurion Pipeline Co., LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.40% 09/29/25
1
980,000 976,021
EG Finco Ltd.,
Term Loan B1, 1st Lien (United Kingdom)
(LIBOR plus 4.00%)
4.25% 02/07/25
1,3
566,617 561,591
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Energy (continued)
EPIC Y-Grade Services,
Term Loan B, 1st Lien
(LIBOR plus 6.00%)
7.00% 06/30/27
1
$ 252,500 $ 210,837
Glass Mountain Pipeline Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 12/23/24
1,4,5
138,040 70,516
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.23% 08/14/26
1,4,5
740,625 707,297
Pike Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.97%)
4.12% 07/24/26
1
937,976 938,811
Stonepeak Lonestar Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.72% 10/19/26
1
596,724 598,962
Traverse Midstream Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
6.50% 09/27/24
1
940,207 925,662
5,178,773
Entertainment — 1.31%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.77% 02/28/25
1
2,158,464 1,476,519
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
1
1,074,881 1,287,170
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 05/08/25
1
645,625 608,366
Nascar Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 10/19/26
1
900,301 897,979
4,270,034
Finance — 3.71%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.90% 02/27/26
1,3
1,228,128 1,189,749
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
1
789,836 785,642
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.25% 12/01/27
1
750,000 751,523

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Blackstone CQP Holdco LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.74% 09/30/24
1
$ 994,950 $ 993,706
Camelot Finance SA,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.15% 10/30/26
1
990,000 987,010
CBAC Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.15% 07/08/24
1
237,350 220,142
Cushman & Wakefield,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 08/21/25
1
637,061 627,425
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.00% 10/06/23
1
1,300,000 1,300,540
First Eagle Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.75% 02/01/27
1
1,485,000 1,472,934
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 05/01/25
1
997,500 1,002,488
RPI Intermediate Finance Trust,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.90% 02/11/27
1
152,254 152,463
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
2.16% 04/30/28
1
1,500,000 1,483,365
UPC Financing Partnership,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
3.67% 01/31/29
1
1,125,000 1,130,203
12,097,190
Food — 4.72%
8th Avenue Food & Provisions,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 10/01/25
1
245,000 245,066
CH Guenther Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 03/31/25
1
478,817 473,732
Chobani LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 10/20/27
1
1,496,250 1,496,998
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
Flora Food Group,
Term Loan B
(LIBOR plus 3.00%)
3.37% 07/02/25
1
$ 975,000 $ 969,209
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
1
2,434,470 2,425,536
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.90% 07/20/25
1
2,264,942 2,228,137
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
2.15% 05/01/26
1,3
1,228,125 1,220,547
Matterhorn Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 05/23/25
1
486,297 480,522
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 09/23/27
1
2,060,127 2,064,155
Snacking Investments Bidco ,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 12/18/26
1
496,250 496,870
U.S. Foods, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
2.15% 09/13/26
1
1,975,000 1,947,844
Utz Quality Foods LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 11/21/24
1
1,348,941 1,349,360
15,397,976
Gaming — 3.06%
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.65% 07/21/25
1
997,500 1,000,772
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.90% 12/23/24
1
1,455,000 1,430,999
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.15% 12/27/24
1
2,012,948 1,999,743
Gateway Casinos & Entertainment Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 03/13/25
1
996,620 955,510

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Golden Entertainment, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 10/21/24
1
$ 1,447,500 $ 1,420,461
Golden Nugget,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.25% 10/04/23
1
500,020 484,374
GVC Holdings PLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 03/29/24
1
1,458,750 1,462,849
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 10/15/25
1
1,233,755 1,221,115
9,975,823
Health Care — 12.82%
Acadia Healthcare Co., Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
2.65% 02/16/23
1
274,200 273,859
Admi Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 04/30/25
1
975,138 961,296
ADMI Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/15/27
1
1,000,000 1,002,750
Aldevron LLC,
Term Loan B
(LIBOR plus 4.25%)
5.25% 10/12/26
1
992,500 997,463
Alphabet Holding Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 09/26/24
1
483,750 480,289
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 11/08/27
1
1,500,000 1,504,695
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 03/18/24
1
1,348,226 1,317,607
Cano Health LLC,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
6.00% 11/19/27
1,6
732,824 732,824
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 05/18/26
1
485,032 486,244
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
CCS-CMGC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
5.65% 10/01/25
1
$ 305,000 $ 296,613
5.71% 10/01/25
1
185,000 179,912
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
1
2,220,805 2,214,287
Civitas Solutions, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.40% 03/09/26
1
332,310 332,449
4.51% 03/09/26
1
159,373 159,440
Da Vinci Purchaser Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 01/08/27
1
2,239,997 2,248,867
Dentalcorp Health Services ULC,
Term Loan, 1st Lien (Australia)
(LIBOR plus 3.75%)
4.75% 06/06/25
1,3
645,038 635,566
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 08/01/27
1
2,795,667 2,774,993
Emerald Topco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.71% 07/24/26
1
989,975 980,283
Endo Luxembourg Finance I Co. SARL,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 4.25%)
5.00% 04/29/24
1,3
494,872 488,686
Femur Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.75% 03/05/26
1
632,634 593,094
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44% 07/02/25
1
1,326,546 1,323,236
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
1
990,000 983,040
Heartland Dental LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 04/30/25
1
248,093 242,588
Med Parentco LP,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.39% 08/31/26
1
89,622 88,518
4.40% 08/31/26
1
208,053 205,490

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.40% 08/31/26
1
$ 1,187,050 $ 1,172,425
Medical Solutions Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.50% 06/14/24
1
967,824 962,985
Medplast Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.90% 07/02/25
1
977,500 950,213
National Seating & Mobility,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
5.40% 11/16/26
1
990,001 980,101
NMN Holdings III Corp.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 11/13/25
1
260,582 256,673
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 11/13/25
1
1,214,625 1,196,406
NMSC Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.00% 04/19/23
1,4,5
1,165,170 1,136,040
Pathway Vet Alliance LLC,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/31/27
1
112,462 112,589
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/31/27
1
1,376,850 1,378,399
Phoenix Guarantor, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 03/05/26
1
500,000 500,415
Power Play Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/18/27
1,7
1,769,231 1,773,654
Premise Health Holding Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.75% 07/10/25
1
1,140,783 1,113,690
Romulus Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.90% 02/14/25
1
1,947,991 1,910,862
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 09/03/24
1
1,211,787 1,193,950
(LIBOR plus 8.00%)
9.00% 09/03/24
1
223,313 229,872
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Tecomet , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/01/24
1
$ 196,956 $ 194,002
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.15% 06/26/26
1
987,500 984,335
UIC Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 08/30/24
1
2,208,592 2,220,563
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 11/27/25
1
452,206 448,733
(LIBOR plus 3.00%)
3.15% 06/02/25
1
1,606,986 1,603,225
41,823,221
Industrials — 12.73%
Anchor Packaging LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 07/18/26
1
1,994,937 1,997,430
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 06/11/26
1
1,235,142 1,229,355
(LIBOR plus 4.25%)
5.00% 06/11/26
1
500,000 499,378
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.15% 07/01/26
1
2,317,046 2,309,527
Charter NEX U.S., Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/01/27
1
1,825,000 1,836,634
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 06/30/24
1
1,794,997 1,795,563
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 08/08/25
1
1,955,000 1,933,006
Curie Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.40% 11/04/26
1
992,500 994,981
Deliver Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.25% 05/01/24
1
1,246,770 1,237,937

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Energizer Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.75% 12/16/27
1
$ 541,667 $ 542,685
2.75% 12/22/27
1
458,333 459,195
Engineered Machinery Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 07/19/24
1
493,693 495,750
Graham Packaging Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 08/04/27
1
979,661 984,378
Jade Germany GMBH,
Term Loan, 1st Lien (Germany)
(LIBOR plus 5.50%)
6.50% 05/31/23
1,3
965,000 886,193
Liqui -Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27
1
995,000 888,038
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.48% 04/03/24
1
1,510,842 1,463,628
Mirion Technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.23% 03/06/26
1
509,743 509,983
4.27% 03/06/26
1
1,228,278 1,228,855
Patriot Container Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.50% 03/20/25
1
1,484,733 1,458,126
Pelican Products, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/01/25
1
1,484,942 1,458,956
Plaze , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.65% 07/30/26
1
1,287,374 1,270,484
Pretium Packaging Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 11/05/27
1
1,750,000 1,752,187
Proampac PG Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 11/02/25
1
1,950,000 1,948,177
Refficiency Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/10/27
1,8
838,710 839,062
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Spectrum Holdings III Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 01/31/25
1
$ 1,419,874 $ 1,346,396
Technimark LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.90% 08/08/25
1
980,000 972,650
Titan Acquisition, Ltd.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.27% 03/28/25
1
494,911 483,973
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/30/24
1
1,451,363 1,204,631
TransDigm , Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.40% 05/30/25
1
493,759 485,094
TricorBraun , Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 11/30/23
1
1,419,087 1,413,765
U.S. Ecology, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.65% 11/02/26
1
495,000 495,619
VM Consolidated, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.40% 02/28/25
1
1,431,109 1,420,977
WP Deluxe Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00% 07/19/24
1
970,000 968,487
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
2,768,418 2,710,282
41,521,382
Information Technology — 11.25%
AQA Acquisition Holding, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.25% 11/19/27
1
1,500,000 1,495,313
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.27% 11/04/22
1
234,677 234,605
Buzz Merger Sub, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 01/29/27
1
496,250 494,389

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.00% 01/29/27
1
$ 993,750 $ 977,910
Ciox Health,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.00% 12/16/25
1
780,000 779,025
Cornerstone OnDemand , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
4.39% 04/22/27
1
947,734 953,487
DCert Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 10/16/26
1
992,500 993,120
Dell International LLC,
Term Loan B1
(LIBOR plus 2.00%)
2.75% 09/19/25
1
1,266,018 1,268,392
E2open LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.50% 10/29/27
1
1,500,000 1,499,070
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.73% 08/14/25
1
986,203 973,875
GlobalLogic Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 08/01/25
1
428,828 425,076
Helios Software Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.52% 10/24/25
1
989,884 986,582
Imperva , Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 01/12/26
1
1,776,741 1,781,182
IQVIA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.90% 01/17/25
1
960,040 956,560
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.00% 06/11/25
1
1,477,348 1,470,271
Logmein , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
4.90% 08/31/27
1
1,000,000 998,755
Navicure , Inc.,
Term Loan B
(LIBOR plus 4.00%)
4.15% 10/22/26
1
1,488,750 1,488,757
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 10/22/26
1
$ 498,750 $ 499,374
Oberthur Technologies Group SAS,
Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
4.00% 01/10/24
1
456,571 448,197
Perspecta , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.40% 05/30/25
1
437,500 435,859
Project Alpha Intermediate Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 04/26/24
1
965,000 958,564
RSA Security LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.00% 09/01/27
1
1,000,000 1,005,625
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
2.90% 08/14/24
1
1,953,661 1,913,367
Sophia LP,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/07/27
1
2,000,000 2,009,640
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
1
756,215 748,418
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
1
585,141 579,109
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
1
1,973,027 1,954,905
Surf Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.73% 03/05/27
1
1,293,500 1,284,122
TIBCO Software, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
3.90% 06/30/26
1
1,994,987 1,963,187
TierPoint LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 05/06/24
1
473,525 472,587
TTM Technologies, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
2.65% 09/30/24
1
1,000,000 998,750

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
VT Topco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 08/01/25
1
$ 1,726,143 $ 1,706,724
Web.Com Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.90% 10/10/25
1
1,000,000 987,915
Zotec Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.75% 02/14/24
1
949,078 949,078
36,691,790
Insurance — 0.71%
Hyperion Insurance Group, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/20/24
1
498,715 498,161
Hyperion Refinance SARL,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.25% 12/20/27
1
273,148 273,148
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.75% 11/12/27
1
226,285 226,285
Kwor Acquisition, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 06/03/26
1,9
1,345,226 1,314,959
2,312,553
Materials — 2.61%
Archroma Finance SARL,
Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.25%)
4.36% 08/12/24
1,3
1,875 1,716
4.40% 08/12/24
1,3
718,125 657,084
4.46% 08/12/24
1,3
5,625 5,147
Cyanco Intermediate Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.65% 03/16/25
1
447,498 445,726
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.65% 09/30/26
1
1,482,926 1,468,096
Israel Chemicals Ltd.,
Term Loan, 1st Lien (Israel)
(LIBOR plus 3.00%)
3.15% 03/28/25
1,3
992,349 977,642
Nouryon USA LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.15% 10/01/25
1
957,154 949,377
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
4.88% 10/15/25
1
$ 582,229 $ 574,223
5.00% 10/15/25
1
5,771 5,692
Potters Borrower LP,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 11/19/27
1
1,000,000 1,002,500
SCIH Salt Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 03/16/27
1
497,500 499,055
WR Grace & Co.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
2.00% 04/03/25
1
720,263 712,070
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
2.00% 04/03/25
1
1,234,737 1,220,692
8,519,020
Real Estate Investment Trust (REIT) — 0.84%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/11/25
1
994,475 985,729
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/20/24
1
1,764,091 1,739,173
2,724,902
Retail — 1.39%
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.90% 11/19/26
1,3
1,140,250 1,126,356
BJ's Wholesale Club, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.15% 02/03/24
1
557,898 558,336
Curium Bidco SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.97% 07/09/26
1
677,326 673,374
4.00% 07/09/26
1
320,149 318,280
(LIBOR plus 4.25%)
5.00% 10/28/27
1
1,000,000 998,125
Go Wireless, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 6.50%)
7.50% 12/22/24

354,167 351,333

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
IRB Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.25% 12/15/27
1
$ 500,000 $ 501,485
4,527,289
Services — 4.87%
AECOM,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 01/29/27
1
1,500,000 1,515,000
Aramark Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/11/25
1
1,865,325 1,846,905
Ensemble RCM LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.96% 08/03/26
1
496,231 496,293
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.00% 12/22/25
1
355,539 356,501
Guidehouse LLP,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.65% 05/01/25
1
493,671 494,493
Hornblower Sub LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 04/27/25
1
1,500,000 1,293,750
Lakeland Holdings LLC,
Term Loan, 1st Lien
13.25% 09/25/27
1,4,5
458,566 83,688
Lakeland Tours LLC,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.25% 09/25/23
1,4,5
181,413 182,093
(LIBOR plus 7.50%)
8.75% 09/25/25
1,4,5
806,675 514,871
Packers Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/04/24
1
1,750,000 1,754,384
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 03/06/25
1
150,000 148,875
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 03/06/26
1,4,5
750,000 694,999
Prime Security Services Borrower LLC,
Term Loan B
(LIBOR plus 3.25%)
4.25% 09/23/26
1
560,374 564,663
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
SRS Distribution, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
4.40% 05/23/25
1
$ 495,000 $ 495,000
TKC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.75% 02/01/23
1
1,384,219 1,361,725
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.15% 11/02/27
1
1,455,000 1,464,094
University Support Services LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.40% 07/17/25
1
1,902,851 1,881,054
Zelis Payments Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
4.90% 09/30/26
1
744,361 747,309
15,895,697
Transportation — 1.50%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 01/29/27
1
273,833 236,865
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
2.25% 12/30/26
1
2,481,250 2,479,699
Kestrel Bidco , Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00% 12/11/26
1
495,000 476,749
PODS LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
3.75% 12/06/24
1
1,443,742 1,449,604
United Air,
Term Loan B, 1st Lien
(LIBOR plus 5.25%)
6.25% 06/21/27
1
250,000 260,891
4,903,808
Total Bank Loans
(Cost $269,346,269) 269,739,672
CORPORATES — 9.25%*
Banking — 0.58%
Bank of America Corp.
3.00% 12/20/23

1,300,000 1,368,787

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
(LIBOR USD 3-Month plus 1.00%)
1.22% 05/18/24
1,3
$ 500,000 $ 503,553
1,872,340
Communications — 2.00%
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
11
3,028,000 2,467,527
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
3,11,12,13
1,000,000 715,000
National CineMedia LLC
5.88% 04/15/28
11
500,000 425,000
Scripps Escrow II, Inc.
5.38% 01/15/31
11
400,000 417,750
T-Mobile USA, Inc.
3.88% 04/15/30
11
1,280,000 1,484,096
6.00% 03/01/23 1,000,000 1,002,500
6,511,873
Energy — 0.16%
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 500,000 534,635
Finance — 1.81%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
0.76% 08/25/36
1
1,800,000 1,464,054
Ford Motor Credit Co. LLC
(LIBOR USD 3-Month plus 0.81%)
1.05% 04/05/21
1
2,500,000 2,499,914
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
75,000 89,372
Goldman Sachs Group, Inc. (The)
3.27% 09/29/25
10
980,000 1,073,323
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
3,11
750,000 786,341
5,913,004
Gaming — 0.15%
Golden Nugget, Inc.
6.75% 10/15/24
11
500,000 498,285
Health Care — 2.33%
Centene Corp.
3.00% 10/15/30 1,400,000 1,485,610
Cigna Corp.
(LIBOR USD 3-Month plus 0.89%)
1.13% 07/15/23
1
2,700,000 2,731,901
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
0.95% 03/09/21
1
1,000,000 1,001,184
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Molina Healthcare, Inc.
3.88% 11/15/30
11
$ 500,000 $ 537,386
Prime Healthcare Services, Inc.
7.25% 11/01/25
11
1,250,000 1,337,500
Tenet Healthcare Corp.
4.63% 09/01/24
11
500,000 519,806
7,613,387
Industrials — 1.23%
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
1
850,000 624,750
PowerTeam Services LLC
9.03% 12/04/25
11
1,130,000 1,258,890
Sealed Air Corp.
5.25% 04/01/23
11
1,500,000 1,599,217
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
3,11
250,000 261,250
Trident TPI Holdings, Inc.
9.25% 08/01/24
11
250,000 267,835
4,011,942
Information Technology — 0.26%
NCR Corp.
8.13% 04/15/25
11
750,000 835,729
Real Estate Investment Trust (REIT) — 0.41%
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
1
1,350,000 1,347,029
Retail — 0.32%
FirstCash , Inc.
4.63% 09/01/28
11
1,000,000 1,033,125
Total Corporates
(Cost $28,744,526) 30,171,349
Total Bonds — 91.94%
(Cost $298,090,795)
299,911,021
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 7.48%
Foreign Government Obligations — 0.92%
Japan Treasury Discount Bill,
Series 956
(Japan)
0.00%
14
03/15/21
3
310,000,000 3,003,158
Money Market Funds — 0.12%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%

402,576 402,576

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 6.44%
U.S. Treasury Bills
0.10%
14
01/14/21 $ 9,000,000 $ 8,999,875
0.10%
14
01/26/21 5,000,000 4,999,885
0.10%
14
04/01/21 7,000,000 6,998,689
20,998,449
Total Short-Term Investments
(Cost $24,375,721) 24,404,183
Total Investments - 99.42%
(Cost $322,466,516) 324,315,204
Net unrealized appreciation on unfunded commitments
- 0.00% 1,245
Cash and Other Assets, Less Liabilities - 0.58% 1,907,483
Net Assets - 100.00% $ 326,223,932
1
Floating rate security. The rate disclosed was in effect at December 31, 2020.
2
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $2,658, at an interest rate of 4.00% and a maturity of September 25, 2026. The investment is accruing an unused commitment fee of 0.50% per annum.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,499,842, which is 1.07% of total net assets.
6
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $267,176, at an interest rate of 1.00% and a maturity of November 19, 2027. The investment is accruing an unused commitment fee of 1.00% per annum.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $231,346, at an interest rate of 3.75% and a maturity of November 18, 2027. The investment is not accruing an unused commitment fee.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $161,358, at an interest rate of 1.00% and a maturity of December 10, 2027. The investment is not accruing an unused commitment fee.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $133,498, at an interest rate of 4.00% and a maturity of June 03, 2026. The investment is accruing an unused commitment fee of
0.75% per annum.
10
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
11
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
12
Non-income producing security.
13
Security is currently in default with regard to scheduled interest or principal payments.
14
Represents annualized yield at date of purchase.
15
Represents the current yield as of December 31, 2020.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 2,978,779 JPY 310,000,000 Goldman Sachs International 03/15/21 $ (26,274)

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
14 / December 2020
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2020 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLOATING RATE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 3,003,158 $ — $ 3,003,158
Money Market Funds 402,576 — — 402,576
U.S. Treasury Bills 20,998,449 — — 20,998,449
Long-Term Investments:
Bank Loans — 266,239,830 3,499,842 269,739,672
Corporates — 30,171,349 — 30,171,349
Other Financial Instruments
*
Liabilities:
Foreign currency exchange contracts — (26,274) — (26,274)
Total $ 21,401,025 $ 299,388,063 $ 3,499,842 $ 324,288,930
*Other financial instruments include foreign currency exchange contracts.
FLOATING RATE
INCOME FUND
BANK
LOANS
Balance as of
April 1, 2020 $ 2,905,819
Accrued discounts/premiums (19,412)
Realized (loss) (299,929)
Change in unrealized appreciation* 124,711
Purchases 1,725,954
Sales (555,892)
Transfers into Level 3** —
Transfers out of Level 3** (381,409)
Balance as of
December 31, 2020
$ 3,499,842
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(52,847) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2020, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $381,409 transferred from level 3 to level 2 in the disclosure hierarchy.
FLOATING RATE INCOME FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $3,499,842 Third-party Vendor Vendor Prices $47.75 - $100.37 $88.76

Floating Rate Income Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 15
COMMITMENTS AND CONTINGENCIES
The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of December 31, 2020
:
UNFUNDED COMMITMENTS MATURITY AMOUNT
UNREALIZED GAIN/
(LOSS)
Kwor Acquisition, Inc., Delayed-Draw Term Loan, 1st Lien June 2026 $ 133,498 $ (2,056)
Oeconnection LLC, Delayed-Draw Term Loan, 1st Lien September 2026 2,658 (10)
Precision Medicine Group LLC, Delayed-Draw Term Loan, 1st Lien November 2027 231,346 577
Cano Health LLC, Delayed-Draw Term Loan, 1st Lien November 2027 267,176 2,666
Refficiency Holdings LLC, Delayed-Draw Term Loan, 1st Lien December 2027 161,358 68
Total Unfunded Commitments $ 796,036 $ 1,245